Employee Benefit Plans - Pension Investment Asset Allocation (Detail)	Dec. 31, 2015	Dec. 31, 2014
Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations (percent)	100.00%	100.00%
Domestic Pension Benefits | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations (percent)	63.00%	63.00%
Domestic Pension Benefits | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations (percent)	31.00%	31.00%
Domestic Pension Benefits | Private equities
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations (percent)	1.00%	2.00%
Domestic Pension Benefits | Alternative investment
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations (percent)	3.00%	3.00%
Domestic Pension Benefits | Real Estate
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations (percent)	0.00%	0.00%
Domestic Pension Benefits | Cash
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations (percent)	2.00%	1.00%
Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations (percent)	100.00%	100.00%
Foreign Pension Benefits | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations (percent)	57.00%	56.00%
Foreign Pension Benefits | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations (percent)	34.00%	36.00%
Foreign Pension Benefits | Private equities
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations (percent)	0.00%	0.00%
Foreign Pension Benefits | Alternative investment
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations (percent)	3.00%	2.00%
Foreign Pension Benefits | Real Estate
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations (percent)	5.00%	5.00%
Foreign Pension Benefits | Cash
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations (percent)	1.00%	1.00%